Derivative Instruments - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Qualifying cash flow hedge reclassified to reduce interest expense	$ 300,000		$ 900,000
Foreign Currency Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency adjustment	$ 0	$ (2,600,000)	$ 3,000,000	$ (2,200,000)